UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 2007-03-31

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Agamas Capital Management, L.P.
Address: 825 Third Avenue, 35th Floor

         New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Roeck
Title:     Chief Financial Officer
Phone:     212-380-5700

Signature, Place, and Date of Signing:

     George Roeck     New York, NY 10022     Apr 27, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $201076.1525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO CORP NOTE  1.750%12/3                      001084AL6    11384  6500000 PRN N/A  SOLE               0  6500000        0        0

AMERICAN FINL RLTY TR NOTE  4.                  02607PAB3     4326  4500000 PRN N/A  SOLE               0  4500000        0        0

AMGEN INC NOTE  0.125% 2/0                      031162AN0    10063 11000000 PRN N/A  SOLE               0 11000000        0        0

AMKOR TECHNOLOGY INC NOTE  2.5                  031652AX8     3392  3000000 PRN N/A  SOLE               0  3000000        0        0

AMR CORP NOTE  4.250% 9/2                       001765BA3     1849  1000000 PRN N/A  SOLE               0  1000000        0        0

ARMOR HOLDINGS INC NOTE  2.000                  042260AC3    11193  8000000 PRN N/A  SOLE               0  8000000        0        0

BEAZER HOMES USA INC COM       PUT              07556Q955 127.9575     1551 SH  PUT  SOLE               0     1551        0        0

BEAZER HOMES USA INC COM       PUT              07556Q955    0.975       30 SH  PUT  SOLE               0       30        0        0

BOWATER INC COM                PUT              102183950   44.285     1042 SH  PUT  SOLE               0     1042        0        0

CARNIVAL CORP NOTE        10/2                  143658AS1     3951  5000000 PRN N/A  SOLE               0  5000000        0        0

CENTURY ALUM CO NOTE  1.750% 8                  156431AE8     8154  5000000 PRN N/A  SOLE               0  5000000        0        0

CEPHALON INC NOTE         6/1                   156708AK5     8828  7000000 PRN N/A  SOLE               0  7000000        0        0

CLEAR CHANNEL COMMUNICATIONS C CALL             184502902      0.8       10 SH  CALL SOLE               0       10        0        0

CUBIST PHARMACEUTICALS INC NOT                  229678AC1     6715  6860000 PRN N/A  SOLE               0  6860000        0        0

E M C CORP MASS NOTE  1.750%12                  268648AM4     3232  3000000 PRN N/A  SOLE               0  3000000        0        0

EASTMAN KODAK CO COM                            277461109      931    41300 PRN N/A  SOLE               0    41300        0        0

EASTMAN KODAK CO COM           PUT              277461959   33.975      302 SH  PUT  SOLE               0      302        0        0

EXPRESSJET HOLDINGS INC NOTE                    30218UAB4      961  1000000 PRN N/A  SOLE               0  1000000        0        0

FORD MTR CO DEL NOTE  4.250%12                  345370CF5    17702 16000000 PRN N/A  SOLE               0 16000000        0        0

GENERAL MTRS CORP COM          PUT              370442955    5.495      314 SH  PUT  SOLE               0      314        0        0

GENERAL MTRS CORP DEB SR CV C                   370442717    11823   519700 PRN N/A  SOLE               0   519700        0        0

GOODYEAR TIRE & RUBR CO NOTE                    382550AR2    30251 11500000 PRN N/A  SOLE               0 11500000        0        0

LEAR CORP COM                  PUT              521865955    106.5      300 SH  PUT  SOLE               0      300        0        0

LEAR CORP COM                  PUT              521865955      2.8      224 SH  PUT  SOLE               0      224        0        0

LEAR CORP COM                  PUT              521865955    9.365     1873 SH  PUT  SOLE               0     1873        0        0

MAXTOR CORP NOTE  2.375% 8/1                    577729AE6     8848  6000000 PRN N/A  SOLE               0  6000000        0        0

SANDISK CORP NOTE  1.000% 5/1                   80004CAC5     4382  5000000 PRN N/A  SOLE               0  5000000        0        0

SCIENTIFIC GAMES CORP SDCV  0.                  80874PAD1     6148  5000000 PRN N/A  SOLE               0  5000000        0        0

SEPRACOR INC NOTE        10/1                   817315AW4     5749  6000000 PRN N/A  SOLE               0  6000000        0        0

SPDR TR UNIT SER 1                              78462F103     4345    30600 PRN N/A  SOLE               0    30600        0        0

SPDR TR UNIT SER 1             PUT              78462F953    122.5      500 SH  PUT  SOLE               0      500        0        0

SPDR TR UNIT SER 1             PUT              78462F953       30      500 SH  PUT  SOLE               0      500        0        0

SPDR TR UNIT SER 1             PUT              78462F953       50      500 SH  PUT  SOLE               0      500        0        0

SPDR TR UNIT SER 1             PUT              78462F953      110      500 SH  PUT  SOLE               0      500        0        0

SUPERVALU INC COM              PUT              868536953      0.5      100 SH  PUT  SOLE               0      100        0        0

TAKE-TWO INTERACTIVE SOFTWAR C                  874054109     1361    67614 PRN N/A  SOLE               0    67614        0        0

TEVA PHARMACEUTICAL FIN II L D                  88164RAB3     2850  2500000 PRN N/A  SOLE               0  2500000        0        0

TJX COS INC NEW NOTE         2                  872540AL3     4502  5000000 PRN N/A  SOLE               0  5000000        0        0

TRANSOCEAN INC ORD                              G90078109      294     3600 PRN N/A  SOLE               0     3600        0        0

TXU CORP COM                                    873168108     9890   154300 PRN N/A  SOLE               0   154300        0        0

TXU CORP COM                   PUT              873168958      120     1000 SH  PUT  SOLE               0     1000        0        0

VORNADO RLTY L P DEB   3.875%                   929043AC1     4146  3000000 PRN N/A  SOLE               0  3000000        0        0

YELLOW ROADWAY CORP NOTE  5.00                  985577AA3    13041 10000000 PRN N/A  SOLE               0 10000000        0        0


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